Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

For the year ended June 30,
	2025	2024	2023
Current:
Hong Kong	$-	$-	$-

Deferred:
Hong Kong	-	-	-
Total provision for income taxes	-	-	-

Schedule of Statutory Tax Rates

The following table reconciles statutory tax rates to the Company’s effective tax rate for the periods indicated below:

	For the year ended June 30,
	2025	2024	2023
Tax benefit calculated at statutory tax rate	16.5%	16.5%	16.5%
Valuation allowance	(16.5)%	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of Aggregate Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets:

	As of June 30,
	2025	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$3,338,878	$2,787,876	$2,305,767
Share-based compensation expenses	721,817	681,424	607,288
Less: valuation allowance	(4,060,695)	(3,469,300)	(2,913,055)
Deferred tax asset, net	$-	$-	$-

Schedule of Valuation Allowance

The following table sets forth the changes in valuation allowance:

	For the year ended June 30,
	2025	2024
Balance at beginning of the year	$3,469,300	$2,913,055
Addition	591,395	720,097
Less: Reversal	-	(163,852)
Balance at end of the year	$4,060,695	$3,469,300